Employee Benefit Plans - Assumptions Used in Measuring Net Periodic Benefit (Income) Cost (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Weighted average discount rate	4.36%	3.70%	4.26%
Rate of increase in future compensation levels	3.14%	3.11%	3.15%
Expected long-term rate of return on plan assets	7.12%	7.14%	7.80%